INFORMATION ON SEGMENTS - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 Customer
Major Customer [Member] | Foreign countries [member]
Disclosure of operating segments [line items]
Number of major customers	0
Benchmark for major customer	10.00%
Natura &Co LATAM
Disclosure of operating segments [line items]
Percentage of entity's revenue	60.60%
Avon International [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	19.80%
The Body Shop
Disclosure of operating segments [line items]
Percentage of entity's revenue	12.10%
Aesop [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	7.50%